Other Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC
Depreciation and amortization expense	$ 673	$ 829	$ 304